Fair Value Measurement	12 Months Ended
Dec. 31, 2012
Fair Value Measurement

NOTE 14—FAIR VALUE MEASUREMENT

U.S. generally accepted accounting principles establish a hierarchal disclosure framework associated with the level of observable pricing utilized in measuring assets and liabilities at fair value. The three broad levels defined by the hierarchy are as follows: Level 1: Quoted prices for identical assets in active markets that are identifiable on the measurement date; Level 2: Significant other observable inputs, such as quoted prices for similar assets, quoted prices in markets that are not active and other inputs that are observable or can be corroborated by observable market data; Level 3: Significant unobservable inputs that reflect the Corporation’s own view about the assumptions that market participants would use in pricing an asset.

Securities: The fair values of securities available for sale are determined by matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities, but rather by relying on the securities’ relationship to other benchmark quoted securities (Level 2 inputs). Management uses significant unobservable inputs to determine the fair value of one security (Level 3 inputs). These inputs include appraised values of the underlying collateral and estimated costs to sell the collateral. The value of the collateral has been discounted to represent the value in a distressed sale situation.

Equity securities: The Corporation’s equity securities are not actively traded in an open market. The fair values of these equity securities available for sale are determined by using market data inputs for similar securities that are observable. (Level 2 inputs).

The fair value measurement for equity securities in financial institutions at December 31, 2011 was determined using Level 1 quoted market prices. No transactions have occurred since December 31, 2011 and management determined that there was no active market for the security. Therefore the fair value of the equity securities in financial institutions at December 31, 2012 is measured using Level 2 observable market data inputs.

Impaired loans: The fair values of impaired loans are determined using the fair values of collateral for collateral dependent loans, or discounted cash flows. The Corporation uses independent appraisals, discounted cash flow models and other available data to estimate the fair value of collateral (Level 3 inputs).

Other real estate owned: The fair value of other real estate owned is determined using the fair value of collateral. The Corporation uses appraisals and other available data to estimate the fair value of collateral (Level 3 inputs). The appraised values are discounted to represent an estimated value in a distressed sale. Additionally, estimated costs to sell the property are used to further adjust the value.

Assets measured at fair value are summarized below.

	Fair Value Measurements at December 31, 2012 Using:
Assets:	(Level 1)	(Level 2)	(Level 3)
Assets measured at fair value on a recurring basis:
U.S. Treasury securities and obligations of U.S. Government agencies	$—	$54,286	$—
Obligations of states and political subdivisions	—	79,338	468
Mortgage-backed securities in government sponsored entities	—	69,435	—
Equity securities in financial institutions	—	434	—
Assets measured at fair value on a nonrecurring basis:
Impaired Loans	$—	$—	$22,084
Other Real Estate Owned	—	—	471
Mortgage Servicing Rights	—	308	—

	Fair Value Measurements at December 31, 2011 Using:
Assets:	(Level 1)	(Level 2)	(Level 3)
Assets measured at fair value on a recurring basis:
U.S. Treasury securities and obligations of U.S. Government agencies	$—	$49,704	$—
Obligations of states and political subdivisions	—	66,219	517
Mortgage-backed securities in government sponsored entities	—	87,518	—
Equity securities in financial institutions	676	—	—
Assets measured at fair value on a nonrecurring basis:
Impaired Loans	$—	$—	$22,569
Other Real Estate Owned	—	—	1,097
Mortgage Servicing Rights	—	60	—

The following table presents quantitative information about the Level 3 significant unobservable inputs for assets and liabilities measured at fair value on a nonrecurring basis at December 31, 2012.

	Quantitative Information about Level 3 Fair Value Measurements
December 31, 2012	Fair Value	Valuation Technique	Unobservable Input	Range
Investments	$468	Appraisal of collateral	Appraisal adjustments	20% – 30%
			Liquidation expense	8% – 12%
Impaired loans	$22,084	Appraisal of collateral	Appraisal adjustments	10% – 30%
			Liquidation expense	0% – 10%
			Holding period	0 – 30 months
		Discounted cash flows	Discount rates	2% – 8.5%
Other real estate owned	$471	Appraisal of collateral	Appraisal adjustments	10% – 30%
			Liquidation expense	0% – 10%

The following table presents the changes in the Level 3 fair value category for the fiscal period ended December 31, 2012. The Corporation classifies financial instruments in Level 3 of the fair value hierarchy when there is reliance on at least one significant unobservable input to the valuation model. In addition to the unobservable inputs, the valuation models for Level 3 financial instruments typically also rely on a number of inputs that are readily observable, either directly or indirectly.

	2012	2011
Securities available for sale
Beginning balance January 1,	$517	$560
Principal payments	(49)	(43)

Ending balance December 31,	$468	$517

The carrying amount and fair value of financial instruments were as follows.

	Carrying
December 31, 2012	Amount	Fair Value	Level 1	Level 2	Level 3
Financial Assets:
Cash and due from financial institutions	$46,131	$46,131	$46,131	$—	$—
Securities available for sale	195,098	203,961	—	203,493	468
Other securities	15,567	15,567	15,567	—	—
Loans, available for sale	1,873	1,873	1,873	—	—
Loans, net of allowance for loan losses	795,811	812,950	—	—	812,950
Bank owned life insurance	18,590	18,590	18,590	—	—
Accrued interest receivable	3,709	3,709	3,709	—	—
Financial Liabilities:
Non maturing deposits	662,387	662,387	662,387	—	—
Time deposits	264,002	265,974	—	—	265,974
Federal Home Loan Bank advances	40,261	41,658	—	—	41,658
Securities sold under agreement to repurchase	23,219	23,219	23,219	—	—
Subordinated debentures	29,427	26,855	—	—	26,855
Accrued interest payable	185	185	185	—	—

	December 31, 2011
	Carrying
	Amount	Fair Value
Financial Assets:
Cash and due from financial institutions	$52,127	$52,127
Securities, AFS	196,357	204,633
Other securities	15,388	15,388
Loans, available for sale	598	598
Loans, net of allowance for loan losses	764,011	785,900
Bank Owned Life Insurance	17,963	17,963
Accrued interest receivable	3,787	3,787
Financial Liabilities:
Non maturing deposits	613,255	613,255
Time deposits	287,991	298,690
Federal Home Loan Bank advances	50,295	52,263
Securities sold under agreement to repurchase	19,029	19,029
Subordinated debentures	29,427	26,461
Accrued interest payable	258	258

The estimated fair value approximates carrying amount for all items except those described below. Estimated fair value for securities is based on quoted market values for the individual securities or for equivalent securities. For fixed rate loans or deposits and for variable rate loans or deposits with infrequent repricing or repricing limits, fair value is based on discounted cash flows using current market rates applied to the cash flow analysis or underlying collateral values. Fair value of debt is based on current rates for similar financing. The fair value of off-balance-sheet items is based on the current fees or cost that would be charged to enter into or terminate such arrangements and are considered nominal.

For certain homogeneous categories of loans, such as some residential mortgages, credit card receivables, and other consumer loans, fair value is estimated using the quoted market prices for securities backed by similar loans, adjusted for differences in loan characteristics. The fair value of other types of loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.